Document and Entity Information	6 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	BIOCERES CROP SOLUTIONS CORP.
Entity Central Index Key	0001769484
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false